Annual Total Returns- PIMCO Low Duration Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Low Duration Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.01%	5.75%	(0.23%)	0.75%	0.21%	1.30%	1.25%	0.24%	3.92%	2.89%